Fees Summary	Sep. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,569,000
Previously Paid Amount	0.00
Total Fee Amount	216.68
Total Offset Amount	0.00
Net Fee	216.68
Narrative - Max Aggregate Offering Price	$ 1,569,000
Final Prospectus	true